Deferred Income Tax and Income Tax Expense - Summary of Tax on the Group's Profit Before Tax (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets and liabilities [abstract]
Profit before income tax expense	₩ 1,978,411	₩ 1,031,605	₩ 1,015,928
Statutory income tax expense	533,701	273,329	269,018
Tax effect
Income not taxable for taxation purposes	(4,307)	(24,657)	(1,265)
Non-deductible expenses	20,570	31,741	19,543
Tax credit	(31,517)	(47,056)	(39,190)
Additional payment of income taxes	(221)	429	3,832
Tax effect and adjustment on consolidation
Goodwill impairment		0	159
Eliminated dividend income form subsidiaries	7,264	20,682	21,917
Changes of out-side tax effect	4,738	38,552	13,539
Intangible Asset impairment and amortization	796	3,790	14,052
Reversal expenses of contract cost assets	(2,932)	(6,643)	11,213
Tax Effect Change In Scope Of Consolidation	(5,128)
Others	(3,948)	(4,818)	7,242
Income tax expense	₩ 519,016	₩ 285,349	₩ 320,060